FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2025
FINANCE COSTS
Schedule of finance costs

	Year ended
	December 31,
	2025	2024
	$	$
Interest and accretion on convertible debentures (Note 10)	371,422	591,480
Lease liabilities	24,792	5,747
Other	46,732	(5,346)
	442,946	591,881